Commitments and Contingencies (Tables)	12 Months Ended
Dec. 31, 2020
Commitments and Contingencies
Schedule of Future Minimum Lease Payments for Operating Leases	Future minimum lease payments under non-cancelable operating leases as of December 31, 2020 are as follows:

	December 31, 2020
	RMB	US$
Operating lease commitments	55	8